Capital and reserves - Summary if Movements in GHI and GHL (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class A ordinary shares
Disclosure of classes of share capital [line items]
In issue at January 1 (in shares)	3,950,499	3,813,341	3,736,078
Issued for acquisition of non-controlling interests (in shares)	0	121,450	6,901
Issued for restricted ordinary shares (in shares)	0	0	0
Restricted share units vested (in shares)	57,741	59,329	53,416
Exercise of share options (in shares)	3,738	6,964	2,399
Issued under equity stock purchase plan (in shares)	4,075	4,159	5,153
Repurchase and retirement of ordinary shares (in shares)	(58,450)	(67,462)	0
Conversion of Class B ordinary shares to Class A ordinary shares (in shares)	11,688	12,718	9,394
Canceled or forfeited restricted ordinary shares (in shares)	0	0	0
In issue at December 31 (in shares)	3,969,291	3,950,499	3,813,341
Restricted ordinary shares issued but not fully vested (in shares)	0	0	0
In issue at December 31 – fully paid (in shares)	3,969,291	3,950,499	3,813,341
Authorized (in shares)	49,500,000	49,500,000	49,500,000
Class B ordinary shares
Disclosure of classes of share capital [line items]
In issue at January 1 (in shares)	119,799	120,403	125,780
Issued for acquisition of non-controlling interests (in shares)	0	0	0
Issued for restricted ordinary shares (in shares)	4,471	4,920	0
Restricted share units vested (in shares)	4,188	7,194	4,498
Exercise of share options (in shares)	11,586	0	0
Issued under equity stock purchase plan (in shares)	0	0	0
Repurchase and retirement of ordinary shares (in shares)	0	0	0
Conversion of Class B ordinary shares to Class A ordinary shares (in shares)	11,688	12,718	9,394
Canceled or forfeited restricted ordinary shares (in shares)	0	0	(481)
In issue at December 31 (in shares)	128,356	119,799	120,403
Restricted ordinary shares issued but not fully vested (in shares)	(8,162)	(4,920)	(10,337)
In issue at December 31 – fully paid (in shares)	120,194	114,879	110,066
Authorized (in shares)	500,000	500,000	500,000